Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total net sales	$ 3,928	$ 3,015
Point in time [Member]
Disaggregation of Revenue [Line Items]
Total net sales	3,859	2,747
Over time [Member]
Disaggregation of Revenue [Line Items]
Total net sales	$ 69	$ 268